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                                       21

APPENDIX I.         U.S. SECURITIES AND EXCHANGE COMMISSION
                           Washington, D.C. 20549


                                  FORM 24F-2
                       ANNUAL NOTICE OF SECURITIES SOLD
                             PURSUANT TO RULE 24f-2


           READ INSTRUCTIONS AT END OF FORM BEFORE PREPARING FORM.
                             PLEASE PRINT OR TYPE.

 ______________________________________________________________________________
 1. Name and address of issuer:
                                  HARTFORD LIFE INSURANCE COMPANY
                                      SEPARATE ACCOUNT THREE
                                            P.O. Box 2999
                                        Hartford, CT 06104-2999

 ______________________________________________________________________________
 2. Name of each series or class of funds for which this notice is filed:


     Single Class


 ______________________________________________________________________________
 3. Investment Company Act File Number:


    Securities Act File Number: 33-80738
 ______________________________________________________________________________
 4. Last day of fiscal year for which this notice is filed:

                                       December 31, 1995

 ______________________________________________________________________________
 5. Check box if this notice is being filed more than 180 days after the close of the issuer's fiscal year for purposes of reporting securities sold after the close of the fiscal year but before termination of the fiscal year but before termination of the issuer's 24f-2 declaration:

                                       N/A
                                                                         / /
 ______________________________________________________________________________
 6. Date of termination of issuer's declaration under rule 24f-2(a)(1), if applicable (see instruction A.6):

                                       N/A


 ______________________________________________________________________________
 7. Number and amount of securities of the same class or series which had been registered under the Securities Act of 1933 other than pursuant to rule 24f-2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal year:

                                       N/A

 ______________________________________________________________________________
 8. Number and amount of securities registered during the fiscal year other than pursuant to rule 24f-2:

                                       N/A


 ______________________________________________________________________________
 9. Number and aggregate sale price of securities sold during the fiscal year:

                                  See Attached

  _____________________________________________________________________________


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                                       22
 ______________________________________________________________________________
 10. Number and aggregate sale price of securities sold during the fiscal year in reliance upon registration pursuant to rule 24f-2.

                                  See Attached



 ______________________________________________________________________________

 11. Number and aggregate sale price of securities issued during the fiscal year in connection with dividend reinvestment plans, if applicable (see instruction B.7):
                                       N/A

 ______________________________________________________________________________

 12. Calculation of registration fee: See Attached

     (i) Aggregate sale price of securities sold during
         the fiscal year in reliance on rule 24f-2
         (from Item 10):                                    $__________________

    (ii) Aggregate price of shares issued in connection
         with dividend reinvestment plans (from Item 11,
         if applicable):                                    +__________________

   (iii) Aggregate price of share redeemed or repurchased
         during the fiscal year (if applicable):            -__________________

    (iv) Aggregate price of shares redeemed or repurchased
         and previously applied as a reduction to filing
         fees pursuant to rule 24e-2 (if applicable):       +___________________

     (v) Net aggregate price of securities sold and issued
         during the fiscal year in reliance on rule 24f-2
         [line (i), plus line (ii), less line (iii), plus
         line (iv)] (if applicable):                         ___________________

    (vi) Multiplier prescribed by Section 6(b) of the
         Securities Act of 1933 or other applicable law or
         regulation (see Instruction C.6):                  x___________________

   (vii) Fee due [line (i) or line (v) multiplied by
         line (vi)]:
                                                             ===================

 INSTRUCTION: ISSUERS SHOULD COMPLETE LINES (ii), (iii), (iv), AND (v) ONLY IF
               THE FORM IS BEING FILED WITHIN 60 DAYS AFTER THE CLOSE OF THE ISSUER'S FISCAL YEAR. SEE INSTRUCTION C.3.
_______________________________________________________________________________
 13. Check box if fees are being remitted to the Commission's lockbox depository as described in section 3a of the Commission's Rules of Informal and Other Procedures (17 CFR 202.3a).

                                                                         / /

     Date of mailing or wire transfer of filing fees to the Commission's lockbox depository: 2-21-96

_______________________________________________________________________________
                                SIGNATURES

  This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

  By (Signature and Title)* /s/ Greg Bubnash
                            ----------------------------------------------
                            Assistant Director - Greg Bubnash
                            ----------------------------------------------

  Date 2/20/96
       -------

*Please print the name and title of the signing officer below the signature
___________________________________________________________________________
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

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HARTFORD LIFE INSURANCE COMPANY SEPARATE ACCOUNT THREE
-------------------------------------------------------------------------------------------------------
SECURITIES ACT FILE NUMBER: 33-80738
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                                            AMOUNT     AMOUNT   NET SOLD /  OFFERING PRICE    AMOUNT OF
-------------------------------------------------------------------------------------------------------
                                             SOLD     REDEEMED  (REDEEMED)   02/12/1996      FILING FEE
-------------------------------------------------------------------------------------------------------
H/L Director Dean Witter American Value     166,295      6,496    159,799     14.176672         781.18
-------------------------------------------------------------------------------------------------------
H/L Director Dean Witter Balanced Portf     126,962     15,678    111,284     12.593667         483.27
-------------------------------------------------------------------------------------------------------
H/L Director Dean Witter Core Equity         26,788          0     26,788     11.756329         108.60
-------------------------------------------------------------------------------------------------------
H/L Director Dean Witter Developing Grw      66,701      3,397     63,304     15.417290         336.54
-------------------------------------------------------------------------------------------------------
H/L Director Dean Witter Diversified Inc     63,362      2,672     60,690     10.792136         225.85
-------------------------------------------------------------------------------------------------------
H/L Director Dean Witter Dividend Growth    322,770     18,418    304,352     14.850639       1,558.56
-------------------------------------------------------------------------------------------------------
H/L Director Dean Witter Emerging Mkts       16,840          0     16,840     10.682565          62.03
-------------------------------------------------------------------------------------------------------
H/L Director Dean Witter Global Equity       96,319      1,170     95,149     11.516501         377.86
-------------------------------------------------------------------------------------------------------
H/L Director Dean Witter Money Market       270,722    145,340    125,382     10.570490         457.02
-------------------------------------------------------------------------------------------------------
H/L Director Dean Witter N. Amer. Gov't       8,756      4,231      4,525     10.630978          16.59
-------------------------------------------------------------------------------------------------------
H/L Director Dean Witter Utilities Portf     50,835      1,160     49,675     13.266364         227.24
-------------------------------------------------------------------------------------------------------
H/L Director Dean Witter Value Added Mkt    139,387      2,638    136,749     13.183938         621.69
                                                                                              ---------
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                                                                                              5,256.43
                                                                                              ---------
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
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

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HARTFORD LIFE INSURANCE COMPANY SEPARATE ACCOUNT THREE
-------------------------------------------------------------------------------------------------------
SECURITIES ACT FILE NUMBER: 33-80738
-------------------------------------------------------------------------------------------------------
                                           Item 9, 10   ITEM 12 (iii)   ITEM 12 (iii)   ITEM 12 (vi) ITEM 12 (vii)
                                            $ Amount      $ Amount        $ Amount       MULTIPLIER       FEE
-------------------------------------------------------------------------------------------------------
                                              Sold        Redeemed      Redeemed-Used                     DUE
-------------------------------------------------------------------------------------------------------
H/L Director Dean Witter American Value     2,357,510      92,092           92,092          1/2900       781.18
-------------------------------------------------------------------------------------------------------
H/L Director Dean Witter Balanced Portf     1,598,917     197,444          197,444          1/2900       483.27
-------------------------------------------------------------------------------------------------------
H/L Director Dean Witter Core Equity          314,929          -                 -          1/2900       108.60
-------------------------------------------------------------------------------------------------------
H/L Director Dean Witter Developing Grw     1,028,349      52,373           52,373          1/2900       336.54
-------------------------------------------------------------------------------------------------------
H/L Director Dean Witter Diversified Inc      683,811      28,837           28,837          1/2900       225.85
-------------------------------------------------------------------------------------------------------
H/L Director Dean Witter Dividend Growth    4,793,341     273,519          273,519          1/2900     1,558.56
-------------------------------------------------------------------------------------------------------
H/L Director Dean Witter Emerging Mkts        179,894           -                -          1/2900        62.03
-------------------------------------------------------------------------------------------------------
H/L Director Dean Witter Global Equity      1,109,258      13,474           13,474          1/2900       377.86
-------------------------------------------------------------------------------------------------------
H/L Director Dean Witter Money Market       2,861,664   1,536,315        1,536,315          1/2900       457.02
-------------------------------------------------------------------------------------------------------
H/L Director Dean Witter N. Amer. Gov't        93,085      44,980           44,980          1/2900        16.59
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H/L Director Dean Witter Utilities Portf      674,396      15,389           15,389          1/2900       227.24
-------------------------------------------------------------------------------------------------------
H/L Director Dean Witter Value Added Mkt    1,837,670      34,779           34,779          1/2900       621.69
                                                                                              ---------
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                                           17,532,823   2,289,201        2,289,201                    5,256.43
                                                                                              ---------
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